UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2005

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Partner Fund Management, L.P.
Address:	One Market Plaza
		Steuart Tower,22nd Floor,
		San Francisco, CA. 94105

Form 13F File Number:	28-11241

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Lawrence Cowen
Title:	Chief Compliance Officer
Phone:	415 281 1022

Signature, Place and Date of Signing:


/s/ Lawrence Cowen			San Francisco, CA		August 12, 2005

Report Type (Check only one.):

_X_	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		43

Form 13F Information Table Value Total:	584,838 X 1000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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
NAME OF ISSUER                              TITLE OF        CUSIP      VALUE     SHARES     SH/  PUT/  INV. OTHER VOTING AUTH
                                             CLASS                     X1000               PRN   CALL  DISC MGR  SOLE SHR NONE

AMERICA MOVIL SA DE CVSPONSORED ADR         COM        02364W105      17430    292400   SH        Sole      292400
AMERICAN AXLE & MFG HOLDINGSINC             COM        024061103       8885    351600   SH        Sole      351600
ASTRAZENECA PLC SPONS ADRSPONSORED          COM        046353108      22301    540500   SH        Sole      540500
BED BATH & BEYOND INC.                      COM        075896100      11293    270300   SH        Sole      270300
BEST BUY CO INC                             COM        086516101      19180    279800   SH        Sole      279800
CVS CORPORATION (DEL)                       COM        126650100      30954   1064800   SH        Sole     1064800
CAREMARK RX INC                             COM        141705103      11508    258500   SH        Sole      258500
CARNIVAL CORPORATION                        COM        143658300       8046    147500   SH        Sole      147500
CELGENE CORP                                COM        151020104      16671    409600   SH        Sole      409600
CIRCUIT CITY STORES, INC.                   COM        172737108      22366   1293600   SH        Sole     1293600
CYTYC CORPORATION                           COM        232946103       2513    113900   SH        Sole      113900
DIGITAS INC                                 COM        25388K104       5203    456000   SH        Sole      456000
EAST WEST BANCORP INC                       COM        27579R104       3955    117750   SH        Sole      117750
FOREST LABORATORIES INC                     COM        345838106      17688    455300   SH        Sole      455300
GILEAD SCIENCES                             COM        375558103       5569    126600   SH        Sole      126600
GOODRICH CORP                               COM        382388106      14070    343500   SH        Sole      343500
GRUPO TELEVISA, S.A. GDSREP                 COM        40049J206      14424    232300   SH        Sole      232300
HARRAHS ENTMT INC                           COM        413619107      44856    622400   SH        Sole      622400
HOME DEPOT INC                              COM        437076102      13782    354300   SH        Sole      354300
KOS PHARMACEUTICALS INC                     COM        500648100      13480    205800   SH        Sole      205800
MGM MIRAGE                                  COM        552953101      14494    366200   SH        Sole      366200
MCKESSON CORPORATION                        COM        58155Q103       4842    108100   SH        Sole      108100
NII HOLDINGS, INC. CLASS B                  COM        62913F201       2487     38900   SH        Sole       38900
NEKTAR THERAPEUTICS                         COM        640268108       3082    183100   SH        Sole      183100
OSI PHARMACEUTICALS INC                     COM        671040103       2722     66600   SH        Sole       66600
PACIFICARE HEALTH SYSTEMS INC               COM        695112102       9689    135600   SH        Sole      135600
J.C. PENNEY CO INC (HLDNG CO)               COM        708160106      16647    316600   SH        Sole      316600
PUT/PD(PDVR)           @90    EXP10/22/2005 PUT        717265102       2875      5000   SH   PUT  Sole        5000
PRECISION CASTPARTS CORP.                   COM        740189105      34965    448839   SH        Sole      448839
PULTE HOMES INC                             COM        745867101       1137     13500   SH        Sole       13500
REGAL ENTERTAINMENT GROUP CLASS A           COM        758766109       8162    432300   SH        Sole      432300
ROCKWELL AUTOMATION INC                     COM        773903109      12387    254300   SH        Sole      254300
SPRINT CORP-FON                             COM        852061100      19716    785800   SH        Sole      785800
STARWOOD HOTELS & RESORTSWORLDWIDE INC      COM        85590A203      47547    811800   SH        Sole      811800
TEXTRON INC.DEL.                            COM        883203101       2738     36100   SH        Sole       36100
TRIAD HOSPITALS, INC.                       COM        89579K109       9398    172000   SH        Sole      172000
UNITEDHEALTH GROUP INC                      COM        91324P102      23917    458700   SH        Sole      458700
WYETH                                       COM        983024100      14320    321800   SH        Sole      321800
YAHOO! INC                                  COM        984332106      32325    932900   SH        Sole      932900
CENTRAL EUROPEAN MEDIAENTERPRISES LTD       COM        G20045202       3067     63400   SH        Sole       63400
GLOBALSANTAFE CORP                          COM        G3930E101       5675    139100   SH        Sole      139100
UTI WORLDWIDE                               COM        G87210103       2722     39100   SH        Sole       39100
TARO PHARMACEUTICALS INDUS                  COM        M8737E108       5750    197800   SH        Sole      197800


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